Summary of Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 9,614
Discount	(1,005)
Total	8,609	$ 15,324	$ 39,809
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	4,807
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 4,807